Financial Instruments and Risk Management (Groups and Measurement Bases of Financial Assets and Financial Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	$ 417	$ 473	$ 214	$ 95
Short-term investments and deposits	91	91
Other receivables	323	357
Other non-current asset	231	403
Short term debt	(512)	(577)
Trade payables	(1,006)	(1,064)
Other current liabilities	(1,007)	(912)
Long term debt and debentures	(2,312)	(2,436)
Other non- current liabilities	(60)	(70)
Financial assets measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Foreign currency derivative designated as economic hedge	3	23
Marine transport derivative designated as economic hedge		2
Foreign currency and interest derivative instruments designated as cash flow hedge Current assets	7	23
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	19	97
Other non-current asset	0	0
Total financial assets	29	145
Short term debt	0	0
Trade payables	0	0
Other current liabilities	0	0
Foreign currency derivative designated as economic hedge Current Liabilities	0	0
Interest derivative instruments designated as economic hedge	0
Long term debt and debentures	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non- current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	29	145
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	417	473
Short-term investments and deposits	91	91
Trade receivables	1,583	1,418
Other receivables	55	45
Foreign currency derivative designated as economic hedge	0	0
Marine transport derivative designated as economic hedge		0
Foreign currency and interest derivative instruments designated as cash flow hedge Current assets	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Other non-current asset	35	14
Total financial assets	2,181	2,041
Short term debt	0	0
Trade payables	0	0
Other current liabilities	0	0
Foreign currency derivative designated as economic hedge Current Liabilities	0	0
Interest derivative instruments designated as economic hedge	0
Long term debt and debentures	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non- current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	2,181	2,041
Financial liabilities measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Foreign currency derivative designated as economic hedge	0	0
Marine transport derivative designated as economic hedge		0
Foreign currency and interest derivative instruments designated as cash flow hedge Current assets	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Other non-current asset	0	0
Total financial assets	0	0
Short term debt	0	0
Trade payables	0	0
Other current liabilities	0	0
Foreign currency derivative designated as economic hedge Current Liabilities	(28)	(3)
Interest derivative instruments designated as economic hedge	(16)
Long term debt and debentures	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	(1)	(7)
Other non- current liabilities	0	0
Total financial liabilities	(45)	(10)
Total financial instruments, net	(45)	(10)
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Foreign currency derivative designated as economic hedge	0	0
Marine transport derivative designated as economic hedge		0
Foreign currency and interest derivative instruments designated as cash flow hedge Current assets	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Other non-current asset	0	0
Total financial assets	0	0
Short term debt	(512)	(577)
Trade payables	(1,006)	(1,064)
Other current liabilities	(198)	(153)
Foreign currency derivative designated as economic hedge Current Liabilities	0	0
Interest derivative instruments designated as economic hedge	0
Long term debt and debentures	(2,312)	(2,436)
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non- current liabilities	(45)	(49)
Total financial liabilities	(4,073)	(4,279)
Total financial instruments, net	$ (4,073)	$ (4,279)